Empower Large Cap Growth Fund Annual Fund Operating Expenses - Empower Large Cap Growth Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement